Income Taxes - Schedule of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Line Items]
Income tax recovery at statutory rate, amount	$ 18,114	$ 28,971
Income tax recovery at statutory rate, percentage	26.50%	26.50%
Increase (decrease) in taxes resulting from:
Foreign tax rate differential, amount	$ (2,900)	$ 103
Foreign tax rate differential, percentage	(4.20%)	0.10%
Prior year, amount	$ (57)	$ (1,623)
Prior year, percentage	(0.10%)	(1.50%)
Non-deductible expenses and other, amount	$ 13,207	$ (23,391)
Non-deductible expenses and other, percentage	19.30%	(21.40%)
Deferred tax asset not recognized, amount	$ (14,074)	$ (3,659)
Deferred tax asset not recognized, percentage	(20.60%)	(3.30%)
Effective tax rate, amount	$ 14,290	$ 401
Effective tax rate, percentage	20.90%	0.40%